Schedule of Investments ─ IQ Candriam ESG International Equity ETF

July 31, 2022 (Unaudited)

	Shares	Value
Common Stocks — 99.1%
Australia - 7.1%
Alumina Ltd.	46,822	$50,315
AMP Ltd.*	58,348	44,176
Ampol Ltd.	4,324	101,079
APA Group	21,449	174,366
ASX Ltd.	3,480	214,325
Aurizon Holdings Ltd.	33,420	93,748
Australia & New Zealand Banking Group Ltd.	50,586	808,342
BlueScope Steel Ltd.	8,805	101,931
Boral Ltd.	6,079	12,302
Brambles Ltd.	26,091	208,461
Charter Hall Group	7,970	70,853
Cochlear Ltd.	1,196	178,789
Computershare Ltd.	9,670	168,558
CSL Ltd.	8,714	1,762,404
Dexus	19,432	129,087
Domino's Pizza Enterprises Ltd.	1,074	54,289
Evolution Mining Ltd.	32,894	60,597
Fortescue Metals Group Ltd.	32,481	415,679
Goodman Group	32,904	475,279
GPT Group (The)	34,732	110,273
IDP Education Ltd.	3,786	75,399
IGO Ltd.	13,428	103,445
Insurance Australia Group Ltd.	44,737	139,542
Lendlease Corp., Ltd.	12,501	89,587
Lynas Rare Earths Ltd.*	16,285	98,977
Macquarie Group Ltd.	6,681	844,426
Medibank Pvt Ltd.	49,893	118,720
Mineral Resources Ltd.	2,972	111,449
Mirvac Group	71,360	107,059
National Australia Bank Ltd.	58,498	1,249,085
Orica Ltd.	7,389	86,518
OZ Minerals Ltd.	5,643	74,383
QBE Insurance Group Ltd.	26,786	215,510
Ramsay Health Care Ltd.	3,372	165,179
REA Group Ltd.	913	79,674
Rio Tinto Ltd.	6,747	460,588
Rio Tinto PLC	19,389	1,161,910
Scentre Group	94,233	190,691
SEEK Ltd.	5,907	94,556
Sonic Healthcare Ltd.	8,632	206,422
Stockland	39,597	106,378
Suncorp Group Ltd.	22,905	178,850
Telstra Corp., Ltd.	211,262	573,457
Transurban Group	55,715	564,117
Vicinity Centres	69,557	100,471
Wesfarmers Ltd.	20,578	669,573
Westpac Banking Corp.	63,568	954,132

Total Australia		14,054,951

Austria - 0.3%
ams-OSRAM AG*	4,747	38,887
ANDRITZ AG	1,308	60,737
BAWAG Group AG*	1,596	73,133
CA Immobilien Anlagen AG	743	24,129
Erste Group Bank AG	5,870	147,838
EVN AG	643	15,080
Mondi PLC	8,820	166,309
Verbund AG	591	64,781
voestalpine AG	2,022	45,152
Wienerberger AG	2,038	46,631

Total Austria		682,677

Belgium - 0.6%
Ageas SA	2,899	125,776
Azelis Group NV	1,268	27,617
D'ieteren Group	404	65,704
Elia Group SA	563	85,133
KBC Group NV	5,095	265,574
Proximus SADP	2,577	35,591
Sofina SA	274	63,811
Solvay SA	1,329	115,862
Telenet Group Holding NV	799	12,718
UCB SA	2,122	165,090
Umicore SA	3,627	130,771
Warehouses De Pauw CVA	2,573	86,997

Total Belgium		1,180,644

Brazil - 0.1%
Yara International ASA	2,937	124,862

Chile - 0.0%(a)
Antofagasta PLC	6,286	88,618

China - 0.9%
Alibaba Health Information Technology Ltd.*	72,664	43,692
BYD Electronic International Co., Ltd.	11,410	29,288
China Gas Holdings Ltd.	39,868	61,352
China Mengniu Dairy Co., Ltd.*	54,138	251,038
Chow Tai Fook Jewellery Group Ltd.*	31,154	61,594
CSPC Pharmaceutical Group Ltd.	149,467	163,559
ESR Group Ltd.*	43,365	112,419
Fosun International Ltd.	39,724	31,324
Futu Holdings Ltd.*	1,423	59,197
NXP Semiconductors NV	4,754	874,166
Shimao Group Holdings Ltd.(b)(c)	20,336	11,450
Wilmar International Ltd.	33,399	97,089

Total China		1,796,168

Colombia - 0.0%(a)
Millicom International Cellular SA*	3,094	48,329

Denmark - 3.4%
AP Moller - Maersk A/S, Class A	49	130,253
AP Moller - Maersk A/S, Class B	95	257,476
Chr Hansen Holding A/S	1,869	121,787
Coloplast A/S, Class B	2,225	258,827
Demant A/S*	1,792	67,932
DSV A/S	3,448	576,095
Genmab A/S*	1,175	417,583
GN Store Nord A/S	2,310	79,880
Novo Nordisk A/S, Class B	29,553	3,456,420
Novozymes A/S, Class B	3,701	235,334
Orsted A/S	3,245	375,791
Pandora A/S	1,715	126,267
Tryg A/S	6,540	148,456
Vestas Wind Systems A/S	18,257	473,912

Total Denmark		6,726,013

Faroe Islands - 0.0%(a)
Bakkafrost P/F	904	62,791

Finland - 1.6%
Elisa OYJ	2,676	147,452

Schedule of Investments ─ IQ Candriam ESG International Equity ETF (continued)

July 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (continued)
Finland (continued)
Huhtamaki OYJ	1,729	$67,011
Kesko OYJ, Class B	4,381	107,746
Kone OYJ, Class B	6,423	291,439
Metso Outotec OYJ	12,588	103,042
Neste OYJ	8,609	439,610
Nokia OYJ	95,558	496,824
Nordea Bank Abp	58,092	569,470
Orion OYJ, Class B	1,801	85,594
Sampo OYJ, Class A	7,381	317,147
Stora Enso OYJ, Class R	10,513	161,437
UPM-Kymmene OYJ	9,595	302,213
Wartsila OYJ Abp	9,999	87,151

Total Finland		3,176,136

France - 10.6%
Adevinta ASA*	7,279	54,738
Air Liquide SA	9,464	1,294,252
Amundi SA	1,119	60,358
AXA SA	39,862	912,486
BioMerieux	747	80,433
BNP Paribas SA	20,433	958,386
Bouygues SA	5,405	162,580
Capgemini SE	2,945	556,581
Carrefour SA	10,641	180,545
Cie de Saint-Gobain	8,226	380,169
Cie Generale des Etablissements Michelin SCA	11,834	327,787
Credit Agricole SA	25,673	235,047
Danone SA	11,955	655,939
Dassault Systemes SE	12,373	525,587
EssilorLuxottica SA	5,428	843,758
Hermes International	617	839,250
Kering SA	1,317	747,848
Legrand SA	4,766	388,189
L'Oreal SA	4,373	1,641,330
LVMH Moet Hennessy Louis Vuitton SE	4,716	3,245,848
Orange SA	36,403	371,071
Sanofi	19,688	1,951,475
Sartorius Stedim Biotech	441	175,190
Societe Generale SA	14,796	329,419
Sodexo SA	1,507	121,761
Teleperformance	1,050	349,347
TotalEnergies SE	47,440	2,406,997
Vinci SA	10,288	979,570
Vivendi SE	13,007	122,785
Worldline SA*	3,895	170,776

Total France		21,069,502

Germany - 6.7%
adidas AG	3,036	519,451
Allianz SE	7,202	1,302,151
Bayerische Motoren Werke AG	5,830	472,473
Beiersdorf AG	1,778	182,472
Carl Zeiss Meditec AG	665	96,353
Continental AG	1,961	138,407
Covestro AG	3,403	115,304
Deutsche Boerse AG	3,335	579,790
Deutsche Post AG	17,633	699,401
Deutsche Telekom AG	58,952	1,112,402
E.ON SE	38,751	346,524
Evonik Industries AG	3,220	68,226
Hannover Rueck SE	1,093	154,132
Hapag-Lloyd AG(c)	443	151,321
HeidelbergCement AG	2,629	132,692
Henkel AG & Co. KGaA	1,832	114,788
Infineon Technologies AG	21,842	591,299
Knorr-Bremse AG	1,206	71,396
Mercedes-Benz Group AG	15,245	889,459
Merck KGaA	2,352	445,348
Muenchener Rueckversicherungs-Gesellschaft AG	2,547	574,207
Puma SE	1,825	122,110
SAP SE	18,929	1,750,208
Siemens AG	14,979	1,657,766
Symrise AG	2,342	271,279
Talanx AG	968	35,118
Telefonica Deutschland Holding AG	14,265	37,760
Volkswagen AG	518	101,516
Vonovia SE	14,118	467,419
Zalando SE*	4,074	113,613

Total Germany		13,314,385

Hong Kong - 3.0%
AIA Group Ltd.	215,644	2,170,203
Bank of East Asia Ltd. (The)	23,460	29,826
Hang Lung Properties Ltd.	32,157	58,498
Hang Seng Bank Ltd.	12,911	208,059
HKT Trust & HKT Ltd.	60,753	85,133
Hong Kong & China Gas Co., Ltd.	193,559	204,164
Hong Kong Exchanges & Clearing Ltd.	22,603	1,033,704
Link REIT	37,621	314,870
MTR Corp., Ltd.	27,743	146,669
Power Assets Holdings Ltd.	24,375	159,449
Prudential PLC	49,906	610,950
Sino Biopharmaceutical Ltd.	175,285	101,376
Sun Hung Kai Properties Ltd.	25,378	303,085
Swire Pacific Ltd., Class A	8,236	46,846
Swire Properties Ltd.	18,767	44,659
Techtronic Industries Co., Ltd.	24,553	272,276
Wharf Real Estate Investment Co., Ltd.	26,278	116,830

Total Hong Kong		5,906,597

Ireland - 0.7%
AerCap Holdings NV*	2,353	105,556
AIB Group PLC	14,250	32,169
CRH PLC	13,931	532,482
Kerry Group PLC, Class A	2,841	299,097
Kingspan Group PLC	2,775	178,317
Smurfit Kappa Group PLC	4,698	169,680

Total Ireland		1,317,301

Israel - 0.5%
Bank Hapoalim BM	20,611	188,362
Bank Leumi Le-Israel BM	25,393	241,895
Israel Discount Bank Ltd., Class A	21,615	120,133
Mizrahi Tefahot Bank Ltd.	2,719	98,964
Nice Ltd.*	1,146	236,957
Plus500 Ltd.	1,729	35,053
Wix.com Ltd.*	996	59,093

Total Israel		980,457

Italy - 1.6%
Amplifon SpA	2,255	74,061
Assicurazioni Generali SpA	22,321	331,948
Banca Mediolanum SpA	3,874	25,478
DiaSorin SpA	161	22,261
Enel SpA	141,226	706,900

Schedule of Investments ─ IQ Candriam ESG International Equity ETF (continued)

July 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (continued)
Italy (continued)
FinecoBank Banca Fineco SpA	11,090	$136,713
Intesa Sanpaolo SpA	311,782	549,536
Mediobanca Banca di Credito Finanziario SpA	11,733	100,015
Moncler SpA	3,776	187,389
Nexi SpA*	15,082	136,160
Pirelli & C SpA	6,970	29,906
Poste Italiane SpA	8,389	69,885
Prysmian SpA	4,605	145,325
Recordati Industria Chimica e Farmaceutica SpA	1,771	78,065
Telecom Italia SpA*	182,273	40,182
Telecom Italia SpA-RSP*	109,575	22,826
Terna - Rete Elettrica Nazionale	25,634	195,457
UniCredit SpA	36,162	353,239

Total Italy		3,205,346

Japan - 24.3%
Advantest Corp.	3,433	201,639
Aeon Co., Ltd.	13,235	265,294
Aeon Mall Co., Ltd.	1,678	21,281
Air Water, Inc.	3,416	45,623
Aisin Corp.	2,806	82,616
Ajinomoto Co., Inc.	9,666	252,987
Asahi Intecc Co., Ltd.	3,953	72,435
Astellas Pharma, Inc.	32,810	512,464
Azbil Corp.	2,391	71,292
Bridgestone Corp.	10,380	403,706
Brother Industries Ltd.	4,487	83,193
Canon, Inc.	18,564	436,285
Capcom Co., Ltd.	2,976	82,166
Central Japan Railway Co.	3,069	357,763
Chiba Bank Ltd. (The)	12,247	67,352
Chugai Pharmaceutical Co., Ltd.	11,515	321,714
Coca-Cola Bottlers Japan Holdings, Inc.	2,197	24,839
Concordia Financial Group Ltd.	19,615	66,191
CyberAgent, Inc.	7,487	74,002
Dai Nippon Printing Co., Ltd.	4,231	92,756
Daifuku Co., Ltd.	2,079	131,289
Dai-ichi Life Holdings, Inc.	18,432	317,612
Daiichi Sankyo Co., Ltd.	34,220	902,036
Daikin Industries Ltd.	4,776	830,842
Daito Trust Construction Co., Ltd.	1,097	103,339
Daiwa House Industry Co., Ltd.	10,955	269,920
Daiwa House REIT Investment Corp.	37	88,728
Daiwa Securities Group, Inc.	25,287	115,925
Denso Corp.	7,789	421,591
Dentsu Group, Inc.	3,820	132,335
Disco Corp.	516	124,705
East Japan Railway Co.	5,854	303,979
Eisai Co., Ltd.	4,960	225,529
ENEOS Holdings, Inc.	56,706	217,108
FANUC Corp.	3,464	591,589
Fast Retailing Co., Ltd.	990	594,074
FUJIFILM Holdings Corp.	6,859	387,984
Fujitsu Ltd.	3,422	474,062
Hakuhodo DY Holdings, Inc.	3,980	40,559
Hankyu Hanshin Holdings, Inc.	4,183	120,341
Hitachi Construction Machinery Co., Ltd.	1,867	40,735
Hitachi Ltd.	17,156	860,560
Hitachi Metals Ltd.*	3,586	54,897
Honda Motor Co., Ltd.	28,743	728,629
Hoshizaki Corp.	2,006	59,587
Hoya Corp.	6,628	658,089
Hulic Co., Ltd.	8,505	67,645
Ibiden Co., Ltd.	2,130	62,075
Idemitsu Kosan Co., Ltd.	3,780	97,010
Isuzu Motors Ltd.	10,688	116,276
Ito En Ltd.	997	46,698
ITOCHU Corp.	25,918	749,712
Itochu Techno-Solutions Corp.	1,627	43,216
J Front Retailing Co., Ltd.	4,444	37,075
Japan Exchange Group, Inc.	9,548	150,632
Japan Metropolitan Fund Invest	129	104,629
JFE Holdings, Inc.	8,795	98,051
JSR Corp.	3,692	101,243
JTEKT Corp.	4,125	30,247
Kajima Corp.	7,820	88,703
Kakaku.com, Inc.	2,303	44,647
Kansai Electric Power Co., Inc. (The)	13,371	135,061
Kansai Paint Co., Ltd.	3,976	56,524
Kao Corp.	8,499	367,877
KDDI Corp.	27,402	879,980
Keio Corp.	1,961	74,537
Keisei Electric Railway Co., Ltd.	2,722	73,931
Kikkoman Corp.	2,550	150,157
Kintetsu Group Holdings Co., Ltd.	3,077	101,070
Kobayashi Pharmaceutical Co., Ltd.	882	58,404
Koei Tecmo Holdings Co., Ltd.	993	34,400
Koito Manufacturing Co., Ltd.	2,232	72,563
Komatsu Ltd.	17,083	384,607
Kose Corp.	594	52,444
Kubota Corp.	21,324	349,975
Kuraray Co., Ltd.	5,942	47,438
Kurita Water Industries Ltd.	1,986	79,945
Kyocera Corp.	5,873	323,773
Kyowa Kirin Co., Ltd.	4,480	104,919
Kyushu Railway Co.	2,481	51,643
Lion Corp.	4,479	51,342
Lixil Corp.	5,135	105,197
Makita Corp.	4,408	106,696
Marui Group Co., Ltd.	3,325	60,156
Mazda Motor Corp.	10,567	88,236
McDonald's Holdings Co. Japan Ltd.	1,549	57,950
MEIJI Holdings Co., Ltd.	2,257	117,367
Mercari, Inc.*	1,856	31,732
Mitsubishi Chemical Group Corp.	24,560	136,849
Mitsubishi Corp.	24,500	723,726
Mitsubishi Estate Co., Ltd.	21,058	311,340
Mitsubishi Gas Chemical Co., Inc.	3,478	50,069
Mitsubishi HC Capital, Inc.	12,383	59,576
Mitsubishi UFJ Financial Group, Inc.	205,619	1,146,789
Mitsui Chemicals, Inc.	3,200	66,753
Mitsui Fudosan Co., Ltd.	15,976	354,604
Mitsui OSK Lines Ltd.	6,281	170,830
Miura Co., Ltd.	1,750	41,770
Mizuho Financial Group, Inc.	42,805	507,158
MonotaRO Co., Ltd.	4,414	78,108
MS&AD Insurance Group Holdings, Inc.	8,320	268,743
Nabtesco Corp.	1,941	46,038
NEC Corp.	4,539	166,243
Nexon Co., Ltd.	8,057	181,757
NGK Insulators Ltd.	5,457	79,130
NH Foods Ltd.	1,840	55,413
Nidec Corp.	9,074	624,487
Nihon M&A Center Holdings, Inc.	5,422	71,604
Nikon Corp.	5,699	64,900
Nintendo Co., Ltd.	2,095	935,970
Nippon Building Fund, Inc.	28	147,909
Nippon Prologis REIT, Inc.	39	100,965
Nippon Sanso Holdings Corp.	3,221	53,864
Nippon Shinyaku Co., Ltd.	1,136	69,868
Nippon Steel Corp.	15,588	229,767

Schedule of Investments ─ IQ Candriam ESG International Equity ETF (continued)

July 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Nippon Telegraph & Telephone Corp.	39,907	$1,136,745
Nippon Yusen K.K.	2,931	228,076
Nissan Chemical Corp.	2,290	115,828
Nisshin Seifun Group, Inc.	4,326	52,954
Nissin Foods Holdings Co., Ltd.	1,187	85,617
Nitori Holdings Co., Ltd.	1,476	155,275
Nitto Denko Corp.	2,654	169,387
Nomura Holdings, Inc.	53,956	204,924
Nomura Real Estate Holdings, Inc.	2,004	48,282
Nomura Real Estate Master Fund, Inc.	71	88,557
Nomura Research Institute Ltd.	6,695	199,623
NSK Ltd.	8,269	45,908
NTT Data Corp.	11,404	170,825
Obayashi Corp.	11,602	84,725
Odakyu Electric Railway Co., Ltd.	6,173	87,757
Oji Holdings Corp.	16,082	66,662
Olympus Corp.	22,757	479,830
Omron Corp.	3,493	193,272
Ono Pharmaceutical Co., Ltd.	7,101	198,605
Oriental Land Co., Ltd.	3,710	559,345
ORIX Corp.	21,655	382,466
Orix JREIT, Inc.	48	68,633
Otsuka Holdings Co., Ltd.	7,252	257,957
Pan Pacific International Holdings Corp.	6,931	107,193
Panasonic Holdings Corp.	39,675	324,762
Persol Holdings Co., Ltd.	3,194	65,410
Pigeon Corp.	2,085	30,187
Pola Orbis Holdings, Inc.	1,494	18,154
Rakuten Group, Inc.	15,924	78,041
Recruit Holdings Co., Ltd.	25,070	929,081
Renesas Electronics Corp.*	20,608	195,826
Resona Holdings, Inc.	42,722	164,719
Ricoh Co., Ltd.	9,889	78,875
Rohm Co., Ltd.	1,549	113,698
Ryohin Keikaku Co., Ltd.	4,397	43,657
Santen Pharmaceutical Co., Ltd.	6,848	55,184
SCSK Corp.	2,601	45,384
Secom Co., Ltd.	3,812	253,563
Seiko Epson Corp.	5,321	79,108
Sekisui Chemical Co., Ltd.	7,277	101,491
Sekisui House Ltd.	10,752	189,538
SG Holdings Co., Ltd.	7,178	135,772
Sharp Corp.	5,168	41,220
Shimano, Inc.	1,449	241,446
Shimizu Corp.	10,119	57,012
Shin-Etsu Chemical Co., Ltd.	7,374	935,750
Shionogi & Co., Ltd.	5,392	274,502
Shiseido Co., Ltd.	7,200	293,603
Showa Denko K.K.	3,233	53,605
SMC Corp.	1,116	546,185
Sohgo Security Services Co., Ltd.	1,324	36,852
Sompo Holdings, Inc.	5,706	252,746
Sony Group Corp.	22,444	1,963,955
Square Enix Holdings Co., Ltd.	1,618	74,575
Stanley Electric Co., Ltd.	2,657	46,182
Subaru Corp.	11,026	191,150
SUMCO Corp.	6,186	85,535
Sumitomo Chemical Co., Ltd.	28,635	111,840
Sumitomo Corp.	21,286	296,953
Sumitomo Electric Industries Ltd.	13,463	148,430
Sumitomo Metal Mining Co., Ltd.	4,383	138,197
Sumitomo Mitsui Financial Group, Inc.	21,872	672,116
Sumitomo Mitsui Trust Holdings, Inc.	5,723	186,784
Sumitomo Pharma Co., Ltd.	3,028	23,540
Sumitomo Rubber Industries Ltd.	3,219	28,758
Sundrug Co., Ltd.	1,229	28,690
Suntory Beverage & Food Ltd.	2,262	88,855
Sysmex Corp.	2,764	192,456
T&D Holdings, Inc.	9,408	105,448
Takeda Pharmaceutical Co., Ltd.	27,807	816,629
TDK Corp.	6,872	213,898
Teijin Ltd.	3,287	34,579
Terumo Corp.	12,981	440,082
TIS, Inc.	4,197	117,918
Tobu Railway Co., Ltd.	3,268	77,024
Toho Gas Co., Ltd.	1,693	40,472
Tokio Marine Holdings, Inc.	11,177	649,295
Tokyo Century Corp.	683	23,891
Tokyo Electron Ltd.	2,704	930,872
Tokyu Corp.	9,839	119,702
TOPPAN, Inc.	4,925	83,134
TOTO Ltd.	2,819	95,021
Toyo Suisan Kaisha Ltd.	1,595	67,428
Toyota Motor Corp.	198,021	3,166,262
Tsuruha Holdings, Inc.	693	39,304
Unicharm Corp.	7,250	261,901
United Urban Investment Corp.	49	53,161
USS Co., Ltd.	3,578	69,740
Welcia Holdings Co., Ltd.	1,667	37,057
West Japan Railway Co.	3,992	145,522
Yakult Honsha Co., Ltd.	2,345	142,121
Yamaha Corp.	2,970	125,333
Yamaha Motor Co., Ltd.	5,628	107,717
Yamato Holdings Co., Ltd.	5,744	99,752
Yaskawa Electric Corp.	4,525	156,589
Yokohama Rubber Co., Ltd. (The)	2,402	34,812
ZOZO, Inc.	2,038	43,657

Total Japan		48,331,809

Mexico - 0.0%(a)
Fresnillo PLC	3,350	30,061

Netherlands - 6.4%
ABN AMRO Bank NV	8,017	81,582
Adyen NV*	484	861,175
Akzo Nobel NV	3,051	204,638
Argenx SE*	974	354,740
ASM International NV	816	248,029
ASML Holding NV	7,271	4,117,661
ING Groep NV	68,818	665,985
JDE Peet’s NV	1,736	50,165
Koninklijke Ahold Delhaize NV	18,432	505,281
Koninklijke DSM NV	3,136	498,509
Koninklijke KPN NV(c)	58,284	191,421
NN Group NV	4,838	225,342
Randstad NV	2,122	106,562
Shell PLC	137,006	3,632,886
Universal Music Group NV	17,133	385,293
Wolters Kluwer NV	4,696	507,557

Total Netherlands		12,636,826

New Zealand - 0.4%
Auckland International Airport Ltd.*	21,925	102,561
Chorus Ltd.	8,101	40,587
Fisher & Paykel Healthcare Corp., Ltd.	10,446	138,863
Fletcher Building Ltd.	13,468	43,577
Mercury NZ Ltd.	11,400	43,391
Meridian Energy Ltd.	20,981	65,386
Ryman Healthcare Ltd.	6,695	38,958
Spark New Zealand Ltd.	33,653	107,621

Schedule of Investments ─ IQ Candriam ESG International Equity ETF (continued)

July 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (continued)
New Zealand (continued)
Xero Ltd.*	2,396	$155,472

Total New Zealand		736,416

Norway - 0.7%
Aker ASA, Class A	406	31,371
Austevoll Seafood ASA	1,571	19,273
DNB Bank ASA	16,039	314,559
Entra ASA	986	13,748
Gjensidige Forsikring ASA	3,374	70,289
Leroy Seafood Group ASA	5,124	40,017
Mowi ASA	7,539	173,278
NEL ASA*(c)	28,263	48,326
Nordic Semiconductor ASA*	3,012	52,342
Norsk Hydro ASA	24,295	163,500
Orkla ASA	13,505	116,310
Schibsted ASA, Class A	1,226	22,941
Schibsted ASA, Class B	1,681	30,116
SpareBank 1 SR-Bank ASA	3,147	37,077
Storebrand ASA	8,274	68,999
Telenor ASA	11,652	141,017
TOMRA Systems ASA	4,249	98,737

Total Norway		1,441,900

Poland - 0.2%
Allegro.eu SA*(c)	7,019	37,897
Bank Polska Kasa Opieki SA	3,206	50,612
CD Projekt SA	1,250	24,480
Dino Polska SA*	875	68,217
InPost SA*	3,710	24,332
KGHM Polska Miedz SA(c)	2,484	61,848
mBank SA*	241	11,476
Polski Koncern Naftowy ORLEN SA	5,634	91,760
Powszechna Kasa Oszczednosci Bank Polski SA*	16,036	90,575
Santander Bank Polska SA(c)	607	30,737

Total Poland		491,934

Portugal - 0.2%
Banco Comercial Portugues SA, Class R	133,237	19,631
EDP - Energias de Portugal SA	50,392	253,777
Jeronimo Martins SGPS SA	5,016	115,691
Navigator Co. SA (The)	3,881	15,940

Total Portugal		405,039

Singapore - 1.8%
Ascendas Real Estate Investment Trust	62,550	134,336
CapitaLand Integrated Commercial Trust	92,241	145,409
Capitaland Investment Ltd/Singapore	92,546	262,333
City Developments Ltd.	9,338	52,332
DBS Group Holdings Ltd.	32,890	748,462
Keppel Corp., Ltd.	25,764	128,177
Mapletree Commercial Trust	36,674	50,387
Oversea-Chinese Banking Corp., Ltd.	69,546	586,884
Singapore Exchange Ltd.	14,740	105,522
Singapore Telecommunications Ltd.	143,107	270,091
STMicroelectronics NV	11,874	447,123
Suntec Real Estate Investment Trust	30,502	35,511
United Overseas Bank Ltd.	25,915	516,276
UOL Group Ltd.	8,273	44,628

Total Singapore		3,527,471

Anglo American PLC	22,666	813,677
Scatec ASA	2,066	24,490

Total South Africa		838,167

South Korea - 0.1%
Delivery Hero SE*	2,788	133,355

Spain - 2.2%
ACS Actividades de Construccion y Servicios SA	4,310	102,880
Amadeus IT Group SA*	8,181	472,810
Banco Bilbao Vizcaya Argentaria SA	114,917	517,562
CaixaBank SA	78,868	235,543
Cellnex Telecom SA*	10,216	454,065
EDP Renovaveis SA	4,368	112,682
Ferrovial SA	8,849	235,317
Iberdrola SA	112,336	1,194,686
Industria de Diseno Textil SA	20,159	486,950
Red Electrica Corp. SA	7,341	143,941
Siemens Gamesa Renewable Energy SA*	4,082	74,629
Telefonica SA	92,405	410,519

Total Spain		4,441,584

Sweden - 2.7%
AAK AB	3,174	55,167
Alfa Laval AB	5,340	158,181
Assa Abloy AB, B Shares	17,674	414,150
Avanza Bank Holding AB	1,935	37,029
Axfood AB	1,963	62,076
Boliden AB	4,818	159,235
Castellum AB(c)	4,413	70,252
Electrolux AB, B Shares(c)	4,574	65,448
Elekta AB, B Shares	6,024	43,181
Embracer Group AB*(c)	13,388	101,114
Epiroc AB, A Shares	11,342	198,802
Epiroc AB, B Shares	6,856	108,033
EQT AB	6,344	170,249
Essity AB, B Shares	10,968	277,558
Fabege AB	4,742	48,303
H & M Hennes & Mauritz AB, B Shares(c)	12,814	162,539
Hexagon AB, B Shares	36,429	425,029
Holmen AB, B Shares	1,641	66,943
Husqvarna AB, B Shares	7,340	58,114
Investment AB Latour, B Shares	2,457	60,659
Kinnevik AB, B Shares*	4,381	78,186
Nibe Industrier AB, B Shares	29,160	291,167
Samhallsbyggnadsbolaget i Norden AB(c)	19,494	35,880
Samhallsbyggnadsbolaget i Norden AB, D Shares(c)	3,512	6,704
Securitas AB, B Shares(c)	5,607	56,344
Skandinaviska Enskilda Banken AB, A Shares	26,586	285,935
Skanska AB, B Shares	6,152	104,030
SSAB AB, A Shares	4,603	22,064
SSAB AB, B Shares(c)	11,098	50,444
Svenska Cellulosa AB SCA, B Shares	10,892	157,956
Svenska Handelsbanken AB, A Shares	26,664	238,312
Svenska Handelsbanken AB, B Shares(c)	632	6,534
Sweco AB, B Shares	3,671	40,688
Swedbank AB, A Shares	19,848	272,943
Tele2 AB, B Shares	8,994	102,289
Telia Co. AB	39,736	146,041
Thule Group AB	1,888	54,297
Trelleborg AB, B Shares	4,315	105,091

Schedule of Investments ─ IQ Candriam ESG International Equity ETF (continued)

July 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (continued)
Sweden (continued)
Vitrolife AB	1,398	$45,251
Volvo AB, A Shares	3,456	63,966
Volvo AB, B Shares	27,215	484,657
Wallenstam AB, B Shares	6,503	33,041

Total Sweden		5,423,882

Switzerland - 4.5%
Alcon, Inc.	8,911	696,488
Geberit AG	629	329,492
Givaudan SA	145	504,699
Kuehne + Nagel International AG	928	248,662
Lonza Group AG	1,346	814,327
Novartis AG	41,586	3,567,820
Partners Group Holding AG	403	437,105
SGS SA	113	274,669
Sika AG	2,774	681,267
Swisscom AG	463	249,779
Zurich Insurance Group AG	2,730	1,189,287

Total Switzerland		8,993,595

United Kingdom - 10.3%
3i Group PLC	17,381	268,511
abrdn PLC	39,625	79,900
Admiral Group PLC	4,392	102,510
Ashtead Group PLC	8,058	450,183
Associated British Foods PLC	6,539	133,046
AstraZeneca PLC	27,217	3,591,574
Auto Trader Group PLC	16,988	130,155
AVEVA Group PLC	2,002	57,422
Aviva PLC	50,376	242,758
Barclays PLC	304,338	582,115
Barratt Developments PLC	18,554	113,118
Berkeley Group Holdings PLC*	1,944	100,256
British Land Co. PLC (The)	15,983	95,693
BT Group PLC	126,067	248,219
Bunzl PLC	6,128	229,010
Burberry Group PLC	7,205	157,469
Coca-Cola Europacific Partners PLC	2,754	149,046
Compass Group PLC	32,415	755,190
ConvaTec Group PLC	29,477	81,857
Croda International PLC	2,533	230,626
DCC PLC	1,735	112,956
Direct Line Insurance Group PLC	24,074	60,349
DS Smith PLC	24,729	87,630
Experian PLC	16,741	583,254
Farfetch Ltd., Class A*	5,796	46,020
Haleon PLC*	92,395	328,087
Halma PLC	6,869	192,171
Hargreaves Lansdown PLC	6,392	65,977
Informa PLC*	26,901	194,516
InterContinental Hotels Group PLC	3,213	189,513
Intermediate Capital Group PLC	5,249	97,186
Intertek Group PLC	2,923	155,654
ITV PLC	65,901	58,975
J Sainsbury PLC	36,364	97,795
Johnson Matthey PLC	3,364	87,481
Kingfisher PLC	37,046	116,580
Land Securities Group PLC	13,467	119,829
Legal & General Group PLC	108,515	344,656
Lloyds Banking Group PLC	1,270,280	699,399
London Stock Exchange Group PLC	6,206	604,016
M&G PLC	47,160	122,411
Melrose Industries PLC	78,806	153,966
NatWest Group PLC	99,609	301,339
Next PLC	2,199	182,126
Pearson PLC	13,689	126,036
Phoenix Group Holdings PLC	13,564	106,266
Reckitt Benckiser Group PLC	12,970	1,048,951
RELX PLC	35,062	1,035,100
Rentokil Initial PLC	33,846	222,905
Rightmove PLC	15,243	118,641
Sage Group PLC (The)	18,452	158,168
Schroders PLC	2,137	77,235
Segro PLC	21,812	290,646
Severn Trent PLC	4,536	162,836
Spirax-Sarco Engineering PLC	1,334	193,746
St James's Place PLC	9,817	146,641
Standard Chartered PLC	54,596	374,843
Taylor Wimpey PLC	63,772	98,635
Unilever PLC	45,715	2,227,171
United Utilities Group PLC	12,387	164,304
Vodafone Group PLC	514,505	756,330
Weir Group PLC (The)	4,712	95,758
Whitbread PLC	3,669	115,996
WPP PLC	20,176	216,992

Total United Kingdom		20,537,744

United States - 7.8%
Avast PLC	11,917	67,433
CyberArk Software Ltd.*	732	95,255
Ferguson PLC	3,942	493,613
Fiverr International Ltd.*	460	14,757
GSK PLC	73,916	1,553,949
James Hardie Industries PLC	7,644	187,756
Nestle SA	50,775	6,207,729
Roche Holding AG	465	189,047
Roche Holding AG	12,771	4,229,287
Schneider Electric SE	10,098	1,385,279
Sinch AB*(c)	10,479	26,138
Stellantis NV	39,150	555,756
Swiss Re AG	5,244	392,584
Tenaris SA	8,472	117,526

Total United States		15,516,109

Total Common Stocks
(Cost $200,695,913)		197,220,669
Preferred Stocks — 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG, 7.70%	1,038	78,216
Henkel AG & Co. KGaA, 2.94%	3,163	200,862
Sartorius AG, 0.29%	620	275,315
Volkswagen AG, 5.31%	3,330	466,193

Total Germany		1,020,586
Total Preferred Stocks
(Cost $1,199,186)		1,020,586
Rights — 0.0%(a)
Australia — 0.0%(a)
Australia & New Zealand Banking Group Ltd., expires 8/18/22*
(Cost $0)	3,309	9,190

Schedule of Investments – IQ Candriam ESG International Equity ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Short-Term Investments — 0.6%
Money Market Funds — 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.11%(d)(e)	805,132	$805,132
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.23%(d)	342,148	342,148
Total Short-Term Investments
(Cost $1,147,280)		1,147,280

Total Investments — 100.2%
(Cost $203,042,379)		199,397,725
Other Assets and Liabilities, Net — (0.2)%		(322,908)
Net Assets — 100.0%		$199,074,817

		% of
Industry	Value	Net Assets
Financials	$35,187,837	17.7%
Health Care	31,258,735	15.7
Industrials	29,140,594	14.6
Consumer Discretionary	24,224,965	12.2
Consumer Staples	18,057,248	9.1
Information Technology	17,809,913	8.9
Materials	13,519,196	6.8
Communication Services	10,983,051	5.5
Energy	7,103,977	3.6
Real Estate	6,234,907	3.1
Utilities	4,730,023	2.4
Money Market Funds	1,147,280	0.6
Total Investments	$199,397,726	100.2%
Other Assets and Liabilities, Net	(322,909)	(0.2)
Total Net Assets	$199,074,817	100.0%

*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	Security is fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs.
(c)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $948,054; total market value of collateral held by the Fund was $969,765. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $164,633.
(d)	Reflects the 1-day yield at July 31, 2022.
(e)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments – IQ Candriam ESG International Equity ETF (continued)

July 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(f)
Common Stocks	$197,209,219	$–	$11,450	(g)	$197,220,669
Preferred Stocks	1,020,586	–	–		1,020,586
Right	9,190	–	–		9,190
Short-Term Investments:
Money Market Funds	1,147,280	–	–		1,147,280
Total Investments in Securities	$199,386,275	$–	$11,450		$199,397,725

(f)	For a complete listing of investments and their countries, see the Schedule of Investments.
(g)	The Level 3 security, valued at $11,450, has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.